VOYA EQUITY TRUST

Voya Corporate Leaders® 100 Fund

Voya Mid Cap Research Enhanced Index Fund

Voya Multi-Manager Mid Cap Value Fund

(the “Funds”)

Supplement dated February 28, 2025

to the Funds’ current Prospectus, dated September 30, 2024, as supplemented

(the “Prospectus”)

Effective February 28, 2025: (1) Vincent Costa, CFA is removed as a portfolio manager for Voya Corporate Leaders® 100 Fund and Voya Mid Cap Research Enhanced Index Fund; (2) Steven Wetter is removed as a portfolio manager for the Funds; (3) Justin Montminy, CFA is added as a portfolio manager for Voya Corporate Leaders® 100 Fund and Voya Mid Cap Research Enhanced Index Fund; and (4) Mark Buccigross is added as a portfolio manager for Voya Multi-Manager Mid Cap Value Fund.

Effective immediately, all references to Vincent Costa, CFA as a portfolio manager for Voya Corporate Leaders® 100 Fund and Voya Mid Cap Research Enhanced Index Fund are removed from the Prospectus and all references to Steven Wetter as a portfolio manager for the Funds are removed from the Prospectus.

Effective immediately, the Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Corporate Leaders® 100 Fund’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Justin Montminy, CFA	Kai Yee Wong
Portfolio Manager (since 02/25)	Portfolio Manager (since 05/14)

2.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in Voya Mid Cap Research Enhanced Index Fund’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Justin Montminy, CFA	Kai Yee Wong
Portfolio Manager (since 02/25)	Portfolio Manager (since 05/16)

3.The sub-section of the Prospectus entitled “Portfolio Management – Voya Investment Management Co. LLC – Portfolio Managers” in Voya Multi-Manager Mid Cap Value Fund’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Mark Buccigross	Kai Yee Wong
Portfolio Manager (since 02/25)	Portfolio Manager (since 11/19)

The table in the sub-section of the Prospectus entitled “Management of the Funds – Portfolio Management” is amended to include the following:

1

Portfolio Manager	Investment Adviser	Fund	Recent Professional
	or Sub-Adviser		Experience
Mark Buccigross	Voya IM	Voya Multi-	Mr. Buccigross, Portfolio
		Manager Mid Cap	Manager, is on the quantitative
		Value Fund	equity team at Voya IM. Prior to
joining Voya IM, he worked as
an equity trader at State Street
Global Advisors, where he was
responsible for supporting U.S.,
Canada, and emerging market
portfolio managers across
fundamental active, active
quantitative, and passive
strategies. Prior to that, Mr.
Buccigross held a similar
position at GE Asset
Management.
Justin Montminy,	Voya IM	Voya Corporate	Mr. Montminy, Portfolio
CFA		Leaders® 100 Fund	Manager, for the closed end
		Voya Mid Cap	equity funds and a quantitative
		Research Enhanced	analyst on the quantitative equity
		Index Fund	team at Voya IM. Prior to
joining Voya IM, he was a
treasury associate with Citadel
LLC, focusing on repo financing
and cash management.

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VOYA EQUITY TRUST

Voya Corporate Leaders® 100 Fund

Voya Mid Cap Research Enhanced Index Fund

Voya Multi-Manager Mid Cap Value Fund

(the “Funds”)

Supplement dated February 28, 2025

to the Funds’ current Statement of Additional Information, dated September 30, 2024

(the “SAI”)

Effective February 28, 2025: (1) Vincent Costa, CFA is removed as a portfolio manager for Voya Corporate Leaders® 100 Fund and Voya Mid Cap Research Enhanced Index Fund; (2) Steven Wetter is removed as a portfolio manager for the Funds; (3) Justin Montminy, CFA is added as a portfolio manager for Voya Corporate Leaders® 100 Fund and Voya Mid Cap Research Enhanced Index Fund; and (4) Mark Buccigross is added as a portfolio manager for Voya Multi-Manager Mid Cap Value Fund.

Effective immediately, all references to Vincent Costa, CFA as a portfolio manager for Voya Corporate Leaders® 100 Fund and Voya Mid Cap Research Enhanced Index Fund are removed from the from the SAI and all references to Steven Wetter as a portfolio manager for the Funds are removed from the SAI .

Effective immediately, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total Assets	Number	Total	Number	Total Assets
Portfolio		of		of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
Mark	Voya Multi-	0	$0	0	$0	0	$0
Buccigross2	Manager Mid
Cap Value
Fund
Justin	Voya	5	$967,170,634	0	$0	0	$0
Montminy,	Corporate
CFA2	Leaders 100®
Fund
Voya Mid
Cap Research
Enhanced
Index Fund

2 As of December 31, 2024.

2.The line items with respect to the Funds in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM and Voya Investments” are deleted in their entirety and replaced with the following:

1

Fund	Portfolio Manager	Benchmark

Voya Corporate Leaders® 100 Fund	Justin Montminy, CFA and	S&P 500® Index
Kai Yee Wong

Voya Mid Cap Research Enhanced	Justin Montminy, CFA and	S&P MidCap 400® Index
Index Fund	Kai Yee Wong

Voya Multi-Manager Mid Cap Value	Mark Buccigross and Kai Yee	Russell Midcap® Value
Fund	Wong	Index

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of

Securities” is amended to include the following:

Portfolio Manager	Investment Adviser or	Fund(s) Managed by	Dollar Range of Fund
	Sub-Adviser	the Portfolio Manager	Shares Owned

Mark Buccigross12	Voya IM	Voya Multi-Manager	None
Mid Cap Value Fund
Justin Montminy,	Voya IM	Voya Corporate	None
CFA12		Leaders 100® Fund
		Voya Mid Cap	None
Research Enhanced
Index Fund
12 As of December 31, 2024.

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